Events After the Reporting Period - Additional Information (Detail) - EUR (€) € in Millions	Mar. 03, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Investments exposure		€ 157,831	€ 156,541	€ 145,976
RUSSIAN FEDERATION | Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments exposure	€ 27
Ukraine | Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments exposure	42
Russia And Ukraine [Member] | Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments exposure	38
Aegon N.V [member] | RUSSIAN FEDERATION
Disclosure of non-adjusting events after reporting period [line items]
Direct investment exposure	27
Aegon N.V [member] | Ukraine
Disclosure of non-adjusting events after reporting period [line items]
Direct investment exposure	42
Aegon N.V [member] | Russia And Ukraine [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investment exposure on account of policyholders with guarantee	€ 38